Commitments - Summary of contingent liabilities and commitments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Contingent liabilities	€ 44,472	€ 43,296
Guarantees issued by ING Groep N.V.	185	210
Irrevocable facilities	200,198	175,222
Commitments	244,855	218,728
– Guarantees
Disclosure of contingent liabilities [line items]
Contingent liabilities	29,242	26,908
– Irrevocable letters of credit
Disclosure of contingent liabilities [line items]
Contingent liabilities	€ 15,230	€ 16,388